UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Empirical Financial Services, LLC d/b/a Empirical Wealth Management
Address: 1420 5th Avenue
         Suite 1740
         Seattle, WA  98101

13F File Number:  028-14067

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jaime Holderman
Title:     Chief Compliance Officer
Phone:     (206) 923-3474

Signature, Place, and Date of Signing:

 /s/ Jaime Holderman     Seattle, WA     February 06, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    47

Form 13F Information Table Value Total:    $182,431 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101      229     2464 SH       SOLE                        0        0     2464
APPLE INC                      COM              037833100      417      784 SH       SOLE                        0        0      784
BARCLAYS BK PLC                IPSPGS TTL ETN   06738C794     9375   281716 SH       SOLE                        0        0   281716
CHEVRON CORP NEW               COM              166764100      414     3824 SH       SOLE                        0        0     3824
CLAYMORE EXCHANGE TRD FD TR    GUGG CRP BD 2017 18383M548      451    19747 SH       SOLE                        0        0    19747
CLAYMORE EXCHANGE TRD FD TR    GUGG CRP BD 2016 18383M555      628    28272 SH       SOLE                        0        0    28272
CLAYMORE EXCHANGE TRD FD TR    GUGG CRP BD 2015 18383M563      623    28561 SH       SOLE                        0        0    28561
CLAYMORE EXCHANGE TRD FD TR    GUGG CRP BD 2014 18383M571      617    28989 SH       SOLE                        0        0    28989
CLAYMORE EXCHANGE TRD FD TR    GUGG CRP BD 2013 18383M589      645    31027 SH       SOLE                        0        0    31027
DIAMOND FOODS INC              COM              252603105      138    10060 SH       SOLE                        0        0    10060
ISHARES INC                    CORE MSCI EMKT   46434G103     1608    30807 SH       SOLE                        0        0    30807
ISHARES TR                     BARCLYS TIPS BD  464287176     8284    68234 SH       SOLE                        0        0    68234
ISHARES TR                     CORE TOTUSBD ETF 464287226      263     2372 SH       SOLE                        0        0     2372
ISHARES TR                     MSCI EMERG MKT   464287234      299     6732 SH       SOLE                        0        0     6732
ISHARES TR                     BARCLYS 1-3 YR   464287457      283     3352 SH       SOLE                        0        0     3352
ISHARES TR                     MSCI EAFE INDEX  464287465     1017    17881 SH       SOLE                        0        0    17881
ISHARES TR                     MSCI SMALL CAP   464288273      462    11342 SH       SOLE                        0        0    11342
ISHARES TR                     S&P DEV EX-US    464288422      664    18274 SH       SOLE                        0        0    18274
ISHARES TR                     BARCLYS 1-3YR CR 464288646     4252    40312 SH       SOLE                        0        0    40312
ISHARES TR                     BARCLYS 3-7 YR   464288661     1693    13736 SH       SOLE                        0        0    13736
ISHARES TR                     RSSL MCRCP IDX   464288869      406     7769 SH       SOLE                        0        0     7769
MICROSOFT CORP                 COM              594918104      878    32867 SH       SOLE                        0        0    32867
PIMCO ETF TR                   1-3YR USTREIDX   72201R106    19434   382186 SH       SOLE                        0        0   382186
PIMCO ETF TR                   0-5 HIGH YIELD   72201R783     2221    21470 SH       SOLE                        0        0    21470
SCHWAB STRATEGIC TR            US LRG CAP ETF   808524201     6741   198853 SH       SOLE                        0        0   198853
SCHWAB STRATEGIC TR            INTL EQTY ETF    808524805      536    19754 SH       SOLE                        0        0    19754
SCHWAB STRATEGIC TR            US TIPS ETF      808524870    15948   273558 SH       SOLE                        0        0   273558
SPDR INDEX SHS FDS             DJ GLB RL ES ETF 78463X749      603    14308 SH       SOLE                        0        0    14308
SPDR SERIES TRUST              NUV HGHYLD MUN   78464A284     1618    27930 SH       SOLE                        0        0    27930
SPDR SERIES TRUST              NUVN S&P VRDO MN 78464A318     1163    38921 SH       SOLE                        0        0    38921
SPDR SERIES TRUST              DJ REIT ETF      78464A607     1115    15281 SH       SOLE                        0        0    15281
STARBUCKS CORP                 COM              855244109      205     3821 SH       SOLE                        0        0     3821
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827     7772    95957 SH       SOLE                        0        0    95957
VANGUARD INDEX FDS             REIT ETF         922908553     5981    90892 SH       SOLE                        0        0    90892
VANGUARD INDEX FDS             LARGE CAP ETF    922908637     8168   125352 SH       SOLE                        0        0   125352
VANGUARD INDEX FDS             VALUE ETF        922908744      636    10809 SH       SOLE                        0        0    10809
VANGUARD INDEX FDS             TOTAL STK MKT    922908769     3259    44471 SH       SOLE                        0        0    44471
VANGUARD INTL EQUITY INDEX F   GLB EX US ETF    922042676      416     7564 SH       SOLE                        0        0     7564
VANGUARD INTL EQUITY INDEX F   TT WRLD ST ETF   922042742     1629    32960 SH       SOLE                        0        0    32960
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858     1119    25126 SH       SOLE                        0        0    25126
VANGUARD SCOTTSDALE FDS        SHRT-TERM CORP   92206C409    39468   491387 SH       SOLE                        0        0   491387
VANGUARD SCOTTSDALE FDS        INT-TERM CORP    92206C870    25790   294208 SH       SOLE                        0        0   294208
VANGUARD TAX MANAGED INTL FD   MSCI EAFE ETF    921943858     3544   100589 SH       SOLE                        0        0   100589
VANGUARD WHITEHALL FDS INC     HIGH DIV YLD     921946406      440     8915 SH       SOLE                        0        0     8915
WISDOMTREE TR                  EM LCL DEBT FD   97717X867      522     9768 SH       SOLE                        0        0     9768
WISDOMTREE TRUST               SMALLCAP DIVID   97717W604      346     6796 SH       SOLE                        0        0     6796
ZAGG INC                       COM              98884U108      111    15022 SH       SOLE                        0        0    15022